Crypto assets (Tables)	12 Months Ended
Jun. 30, 2026
Crypto assets
Schedule of crypto asset holding

	June 30,		June 30,
	2026		2025
	Quantity	Amount	Quantity	Amount
Crypto assets, current
Dogecoin	70,543,745	$5,078,444	—	$—
Crypto assets, non-current
Dogecoin	—	$—	—	$—

Schedule of crypto asset activity

	June 30, 2026
	Quantity	Value
Opening balance	—	$—
Issuance of convertible debentures in exchange for Dogecoins (see Note 9 for details)	40,543,745	10,000,000
Issuance of Class A Ordinary Shares in exchange for Dogecoins (see Note 11 for details)	30,000,000	6,000,000
Change in fair value	—	(10,921,556)
Ending balance	70,543,745	$5,078,444

Summary of cryptocurrency mining activities

	Quantity	Amount
Balance on June 30, 2023	82.32	$2,084,330
Revenue recognized from BTC mined	95.62	2,888,482
Hosting fees settled in BTC	(7.60)	(212,344)
Proceeds from sale of BTC	(165.87)	(4,668,828)
Realized gain on sale/exchange of BTC	—	94,149
Impairment loss of BTC	—	(7,102)
Balance on June 30, 2024	4.47	$178,687
Service fees settled in BTC	(4.47)	(426,250)
Realized gain on sale/exchange of BTC	—	247,563
Balance on June 30, 2025	—	$—